Financial instruments (Detail 19) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 11,090,985	R$ 8,704,809
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,154,347	17,807,394
Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	848,341	672,184
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,355,476	8,495,962
Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,226,589	4,399,979
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	271,037	291,770
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	479,790	517,895
Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	48,426,565	40,889,993
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41,178,099	38,408,383
Financial liabilities at amortised cost, category [member] | Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,090,985	8,704,809
Financial liabilities at amortised cost, category [member] | Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,154,347	17,807,394
Financial liabilities at amortised cost, category [member] | Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	848,341	672,184
Financial liabilities at amortised cost, category [member] | Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,355,476	8,495,962
Financial liabilities at amortised cost, category [member] | Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	479,898	2,411,334
Financial liabilities at amortised cost, category [member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member] | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	249,052	316,700
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,248,466	2,481,610
Financial liabilities at fair value through profit or loss, category [member] | Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Financial liabilities at fair value through profit or loss, category [member] | Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,746,691	1,988,645
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	271,037	291,770
Financial liabilities at fair value through profit or loss, category [member] | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 230,738	R$ 201,195